Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities [abstract]
Other liabilities

16 Other liabilities

Other liabilities by type
	2020	2019
Net defined benefit liability	350	483
Other post-employment benefits	83	84
Other staff-related liabilities	490	526
Share-based payment plan liabilities	2	6
Other taxation and social security contributions	435	442
Rents received in advance	15	9
Costs payable	2,018	2,111
Amounts to be settled	4,877	4,741
Lease liabilities	1,339	1,507
Other	1,999	2,921
	11,609	12,829

Disclosures in respect of Net defined benefit liabilities are provided in Note 36 ‘Pension and other post-employment benefits’.

Other staff-related liabilities includes vacation leave provisions, variable compensation provisions, jubilee provisions, and disability/illness provisions.

Costs payable relates to costs attributable to 2020, which will be paid in subsequent periods.

Amounts to be settled includes primarily transactions not settled at the balance sheet date. The nature of these transactions is short term and these are expected to settle shortly after the closing date of the balance sheet.

Lease liabilities includes primarily liabilities relating to Right of use assets. Reference is made to Note 9 ‘Property and Equipment’.

The total cash outflow for leases in 2020 was EUR 273 million (2019: EUR 271 million).

Other relates mainly to balances on margin accounts or amounts payable to customers.